Corporate Information	3 Months Ended
Mar. 31, 2025
Corporate Information
Corporate Information

1. Corporate Information

CureVac N.V. (CureVac or CV or the Company) is the parent company of CureVac Group (Group) and, along with its subsidiaries, is a global biopharmaceutical company developing a new class of transformative medicines based on the messenger ribonucleic acid (mRNA) that has the potential to improve the lives of people.

Following a comprehensive operational assessment in 2023 and the 2024 GSK Agreement (refer to Note 3.1. for further information), we have implemented in 2024 an organizational restructuring to focus our resources on mRNA opportunities in oncology, infectious diseases and other selected areas of substantial unmet medical need. The change in strategy included an approximately 30% headcount reduction, streamlined our structures across most areas of the Company and resulted in a change in the activities of the organization towards research and development. Subsequent to this change “Costs of sales” include only costs of product sales or costs to fulfill other performance obligations under the Group’s license and collaboration agreements. Prior to the change in strategy, cost of sales additionally included costs related to the Group’s manufacturing organization. Such costs, subsequent to the change in strategy, are recognized as “Research and Development Expenses”.

The Company is incorporated in the Netherlands and is registered in the commercial register at the Netherlands Chamber of Commerce under 77798031. The Company’s registered headquarters is Friedrich-Miescher-Strasse 15, 72076 Tübingen, Germany. Dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, is the largest shareholder of CureVac. Together with its related parties, dievini has held shares and voting rights in CureVac of appr. 37 % during that period. dievini is thus considered to be the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.